Tatro Capital Tactical Appreciation Fund
Tatro Capital Tactical Appreciation Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.03%
Interest Expense		0.05%
Acquired Fund Fees and Expenses	[1]	0.15%
Total Annual Fund Operating Expenses		2.43%
Fee Waiver and/or Reimbursement	[2]	(0.58%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.85%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table, which are based on estimated amounts for the current fiscal year, will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until July 31, 2013, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 1.65% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tatro Capital Tactical Appreciation Fund Tatro Capital Tactical Appreciation Fund Investor Class Shares	188	702	1,243	2,722

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 4,980% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's adviser seeks to achieve the Fund's investment objective by investing (long or short) primarily in a combination of:

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common stocks of U.S. companies;

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American depositary receipts ("ADRs") representing common stock of foreign companies and

·

exchange-traded funds ("ETFs") that invest primarily in common stocks of U.S. companies, ADRs or common stock of foreign companies.

The Fund invests in securities of companies of any market capitalization or country, including emerging markets.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's adviser selects securities for long position investment that it believes will have growing share prices using a combination of (1) technical, (2) fundamental and (3) behavioral analysis.  The adviser selects securities for short selling that it believes will have declining share prices using the same techniques.  The adviser identifies potential investment or short sale candidates by sorting and ranking over 2,000 securities using technical measures including trading volume and price momentum.  The adviser also identifies potential long or short position investment candidates that it believes have above-average or below-average economic and financial fundamentals, using measures including price-to-earnings ratio (P/E), price-to-sales and balance sheet leverage.  The adviser may also set the Fund’s overall allocation, long or short, by seeking to identify short and intermediate-term trends in the stock market using behavioral analysis by studying market sentiment and trading psychology.  This will be done through a variety of behavioral measures including statistics such as the current level of general stock market investment sentiment, stocks sold short, margin loans outstanding for purchasing stocks, or the ratio of put options to call options outstanding.

The adviser buys or short sells securities using the techniques described above and sells them or covers (buys back) short positions when a fair-value or technical price target is achieved or to adjust the Fund's overall long short composition.  The Fund's adviser may engage in active and frequent trading of the Fund's portfolio securities to achieve the Fund's investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following describes the risks the Fund may bear through investments in common stocks, ADRs and indirectly through ETFs.

·

Emerging Market Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

·

ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks.  ETFs are subject to specific risks, depending on the nature of the fund.

·

Foreign Investment Risk:  Foreign investing, involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

·

Limited History of Operations:  The Fund has a limited history of operation and the adviser has not previously managed a mutual fund.

·

Management Risk:  The adviser's dependence on its three-part strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the direction of the stock market may prove to be incorrect and may not produce the desired results.

·

Market Risk:  Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

·

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

·

Short Selling Risk.  The Fund will incur a loss if the price of the security sold short increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

·

Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

·

Turnover Risk:  A higher portfolio turnover will result in higher transactional and brokerage costs.

PERFORMANCE

The Tatro Capital Tactical Appreciation Fund does not have a full calendar year of performance as a mutual fund.  The prior performance shown below is for the Fund's predecessor limited liability company (FlexWater, LLC) from July 1, 2007 through May 6, 2011 and the Fund from May 6, 2011.  The prior performance is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style and by the same portfolio manager since the predecessor limited liability company's inception on July 1, 2007.  The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company's investment goals, policies, guidelines and restrictions.  The following information shows the predecessor limited liability company's annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company.  From its inception on July 1, 2007 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.  In addition, the predecessor limited liability company was not subject to sales loads that, if charged, would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company's past performance is not necessarily an indication of how the Tatro Capital Tactical Appreciation Fund will perform in the future.

The Fund's Investor Class year-to-date return through June 30, 2012 was (5.89)%.

Best Quarter	6.90%	2nd Quarter, 2010
Worst Quarter	(2.62)%	1st Quarter, 2008

Average Annual Total Returns (For periods ended December 31, 2011)

The following table shows the average annual returns for the Fund and its predecessor limited liability company over various periods ended December 31, 2011.  The Fund's predecessor limited liability company did not have a distribution policy.  It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor liability company.  The index information is intended to permit you to compare the Fund and its predecessor limited liability company's performance to a broad measure of market performance.

Average Annual Returns Tatro Capital Tactical Appreciation Fund	1 Year	Since Inception	Inception Date
Tatro Capital Tactical Appreciation Fund Investor Class Shares	(2.24%)	3.64%	Jul. 01, 2007
Tatro Capital Tactical Appreciation Fund Investor Class Shares After Taxes on Distributions	(2.25%)	3.64%
Tatro Capital Tactical Appreciation Fund Investor Class Shares After Taxes on Distributions and Sale of Fund Shares	(1.44%)	3.12%
Tatro Capital Tactical Appreciation Fund/ FlexWater, LLC	(2.30%)	3.62%
S&P 500® Index	none	(3.88%)

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Returns prior to May 6, 2011 reflect total returns for the Fund’s predecessor limited liability company.  The performance prior to May 6, 2011 is net of management fees and other expenses, but does not include the effect of the performance fee.  The Fund has been managed in the same style since the predecessor limited liability company’s inception on July 1, 2007.  The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions.  From its inception on July 1, 2007 through May 6, 2011, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act of the Code, which if they had been applicable, might have adversely affected its performance.

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index, but may be able to invest in exchange traded funds or other securities that attempt to track the index.